Annual Total Returns - FidelitySeriesTotalMarketIndexFund-PRO - FidelitySeriesTotalMarketIndexFund-PRO - Fidelity Series Total Market Index Fund - Fidelity Series Total Market Index Fund	Apr. 29, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 26, 2019
Annual Return 2020	20.79%
Annual Return 2021	25.63%
Annual Return 2022	(19.53%)
Annual Return 2023	26.14%
Annual Return 2024	23.91%